Expense Example {- Consumer Staples Portfolio} - 02.28 Select Portfolios: Fidelity Advisor Consumer Staples Fund - AMCIZ PRO-17 - Consumer Staples Portfolio	Apr. 29, 2022 USD ($)
Fidelity Advisor Consumer Staples Fund: Class A
Expense Example:
1 year	$ 672
3 years	878
5 years	1,101
10 years	1,740
Fidelity Advisor Consumer Staples Fund: Class M
Expense Example:
1 year	476
3 years	742
5 years	1,028
10 years	1,841
Fidelity Advisor Consumer Staples Fund: Class C
Expense Example:
1 year	280
3 years	557
5 years	959
10 years	1,883
Fidelity Advisor Consumer Staples Fund: Class I
Expense Example:
1 year	76
3 years	237
5 years	411
10 years	918
Fidelity Advisor Consumer Staples Fund: Class Z
Expense Example:
1 year	62
3 years	195
5 years	340
10 years	$ 762